Regulatory Assets and Liabilities (ROE of New Mexico Gas Company) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities	$ 2,610		$ 2,468
New Mexico Gas Company [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	10.00%
Public Utilities, Approved Equity Capital Structure, Percentage	52.00%
Regulatory Liabilities		$ 8